Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Industrials Portfolio
November 30, 2023
CYC-NPRT3-0124
1.810678.119
Common Stocks - 99.4%
	Shares	Value ($)
Aerospace & Defense - 16.8%
Aerospace & Defense - 16.8%
General Dynamics Corp.	26,100	6,445,917
Howmet Aerospace, Inc.	326,637	17,181,106
Lockheed Martin Corp.	21,823	9,771,685
The Boeing Co. (a)	125,248	29,011,194
TransDigm Group, Inc.	19,137	18,426,443
		80,836,345
Air Freight & Logistics - 4.7%
Air Freight & Logistics - 4.7%
FedEx Corp.	87,400	22,621,742
Building Products - 9.7%
Building Products - 9.7%
Carlisle Companies, Inc.	19,700	5,524,077
Johnson Controls International PLC	125,700	6,636,960
Simpson Manufacturing Co. Ltd.	71,780	11,985,107
The AZEK Co., Inc. (a)	178,900	6,170,261
Trane Technologies PLC	72,735	16,395,196
		46,711,601
Commercial Services & Supplies - 2.8%
Environmental & Facilities Services - 2.8%
GFL Environmental, Inc.	61,283	1,758,822
Republic Services, Inc.	71,323	11,542,914
		13,301,736
Construction & Engineering - 5.2%
Construction & Engineering - 5.2%
AECOM	78,941	7,014,697
Quanta Services, Inc.	48,500	9,133,035
Willscot Mobile Mini Holdings (a)	213,800	8,919,736
		25,067,468
Construction Materials - 1.9%
Construction Materials - 1.9%
Eagle Materials, Inc.	50,574	9,156,423
Electrical Equipment - 7.9%
Electrical Components & Equipment - 7.9%
AMETEK, Inc.	55,420	8,602,847
Eaton Corp. PLC	69,900	15,915,531
Regal Rexnord Corp.	101,170	12,120,166
Vertiv Holdings Co.	27,300	1,191,918
		37,830,462
Ground Transportation - 16.9%
Cargo Ground Transportation - 7.4%
Knight-Swift Transportation Holdings, Inc. Class A	267,000	14,359,260
Saia, Inc. (a)	36,300	14,171,157
XPO, Inc. (a)	83,100	7,169,868
		35,700,285
Passenger Ground Transportation - 2.8%
Uber Technologies, Inc. (a)	242,000	13,643,960
Rail Transportation - 6.7%
CSX Corp.	72,969	2,356,899
Union Pacific Corp.	131,800	29,690,586
		32,047,485
TOTAL GROUND TRANSPORTATION		81,391,730
Industrial Conglomerates - 6.2%
Industrial Conglomerates - 6.2%
General Electric Co.	242,803	29,573,405
Machinery - 22.0%
Construction Machinery & Heavy Transportation Equipment - 1.7%
Caterpillar, Inc.	33,600	8,424,192
Industrial Machinery & Supplies & Components - 20.3%
Chart Industries, Inc. (a)(b)	75,400	9,804,262
Dover Corp.	107,881	15,228,482
Fortive Corp.	163,711	11,292,785
Ingersoll Rand, Inc.	326,964	23,355,039
ITT, Inc.	153,200	16,586,964
Parker Hannifin Corp.	48,800	21,139,184
		97,406,716
TOTAL MACHINERY		105,830,908
Professional Services - 3.9%
Research & Consulting Services - 3.9%
KBR, Inc.	128,100	6,618,927
Leidos Holdings, Inc.	114,789	12,319,155
		18,938,082
Trading Companies & Distributors - 1.4%
Trading Companies & Distributors - 1.4%
W.W. Grainger, Inc.	8,709	6,846,929
TOTAL COMMON STOCKS (Cost $416,955,933)		478,106,831

Money Market Funds - 2.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	2,004,739	2,005,140
Fidelity Securities Lending Cash Central Fund 5.39% (c)(d)	9,731,552	9,732,525
TOTAL MONEY MARKET FUNDS (Cost $11,737,665)		11,737,665

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $428,693,598)	489,844,496
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(8,913,651)
NET ASSETS - 100.0%	480,930,845

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	-	116,349,017	114,343,877	119,108	-	-	2,005,140	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	4,537,200	81,815,044	76,619,719	2,977	-	-	9,732,525	0.0%
Total	4,537,200	198,164,061	190,963,596	122,085	-	-	11,737,665

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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